Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net income	$ 935	$ 1,501
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $6 and $(4) in 2017 and 2016, respectively	12	(7)
Less: Reclassification adjustment for gains included in net income, net of tax benefits of $22 and $0 in 2017 and 2016, respectively	(42)
Total other comprehensive income	(30)	(7)
Comprehensive income	$ 905	$ 1,494